Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

Litigation

•        Mr. Smith

On September 4, 2017, Matthew Smith, the Company’s former attorney, sent a demand letter to the Company alleging claims for breach of contract (involving stock options) and discrimination. On October 5, 2017, Mr. Smith filed a charge of discrimination with the United States Equal Employment Opportunity Commission alleging the same discrimination claims and also claiming his employment was terminated in retaliation for his prior discrimination complaints. In this action, Mr. Smith seeks the following relief: (1) a declaration that he owns the 2,600 ordinary shares and (2) various damages and other equitable remedies over $1,000. The Company denied all allegations and wrongful conduct.

On February 5, 2018, Mr. Smith filed suit against the Company asserting causes of action for breach of contract against the Company and assert his alleged discrimination and retaliation claims. On April 5, 2021, the Court issued a new Order of trial setting which set the trial for the two-week period beginning September 13, 2021. The parties are in discussions with plaintiff’s counsel regarding rescheduling the trial to a date before September 13 so that the case can be tried in the relatively near future.

Based on the information available, the Company anticipated the losses are not probable and cannot be estimated and therefore, no accrual for contingency loss was recorded in the consolidated financial statements for the three and six months ended June 30, 2020 and 2021.

Capital commitments

Capital commitments for construction of property and purchase of property, plant and equipment were $9,141 as of June 30, 2021, which is mainly for the construction of the lithium battery production line.

Lease commitments

Future minimum payments under lease commitments as of June 30, 2021 were as follows:

2021
Six months period ending December 31, 2021	$2,293
2022	3,637
2023	3,135
2024	2,361
2025	1,944
2026	1,944
Thereafter	17,596
$32,910

24. COMMITMENTS AND CONTINGENCIES

Litigation

•        Mr. Jeff Q. Xu

On August 19, 2015, Mr. Jeff Q. Xu, the Company’s former vice president of technology, filed a lawsuit against the Company and Mr. Yang Wu, the Company’s Chairman and Chief executive officer. The lawsuit seeks to claim Mr. Xu’s ownership of 15,400 shares of the Company’s ordinary stock. Those shares were the subject of a promissory note (the “Promissory Note”). On August 17, 2018, the court granted the Company’s Motion for Continuance of the September 4 trial date since the First Court of Appeals had not ruled on the pending Petition for Writ of Mandamus challenging the trail court’s denial of the Company’s Motion to Compel Documents from Mr. Xu’s counsel. On August 30, 2018, the First Court of Appeals issued its opinion denying the Company’s Petition for Writ of Mandamus. As of December 31, 2019, the Company anticipated the losses were not probable and cannot be estimated based on information available and therefore, no accrual for contingency loss was recorded in the consolidated financial statements for the year ended December 31, 2019.

The case was settled on December 2, 2020 at total settlement amount of $1,980 with $500 paid by the insurance company and $1,480 paid by the Company in December 2020. Accordingly, the Company recorded $1,480 general and administrative expenses for the year ended December 31, 2020.

•        Mr. Smith

On September 4, 2017, Matthew Smith, the Company’s former attorney, sent a demand letter to the Company alleging claims for breach of contract (involving stock options) and discrimination. On October 5, 2017, Mr. Smith filed a charge of discrimination with the United States Equal Employment Opportunity Commission alleging the same discrimination claims and also claiming his employment was terminated in retaliation for his prior discrimination complaints. In this action, Mr. Smith seeks the following relief: (1) a declaration that he owns the 2,600 ordinary shares and (2) various damages and other equitable remedies over $1,000. The Company denied all allegations and wrongful conduct.

On February 5, 2018, Mr. Smith filed suit against the Company asserting causes of action for breach of contract against the Company and assert his alleged discrimination and retaliation claims.

The Court issued a Docket Control Order on June 8, 2020, which provides that discovery will continue through October 24, 2020. The matter is set for trial on the court’s docket for November 30, 2020, but due to the conflict between the trial date in the Xu matter described above, the parties are in the process of filing an unopposed motion for continuance seeking a new trial date in April 2021.

Based on the information available, the Company anticipated the losses are not probable and cannot be estimated and therefore, no accrual for contingency loss was recorded in the consolidated financial statements for the years ended December 31, 2018, 2019 and 2020.

Capital commitments

Capital commitments for construction of property and purchase of property, plant and equipment were $30,706 as of December 31, 2020, which is mainly for the construction of the lithium battery production line.

Lease commitments

Future minimum payments under lease commitments as of December 31, 2020 were as follows:

December 31, 2020
2021	$3,539
2022	3,376
2023	3,001
2024	2,426
2025	2,025
Thereafter	19,675
$34,042